EQUITY	6 Months Ended
Apr. 30, 2025
EQUITY
EQUITY

NOTE 10 – EQUITY

Ordinary Shares

The Company’s outstanding share capital consists of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. Each Class B ordinary share shall entitle the holder thereof to six hundred (600) votes on all matters subject to vote at general meetings of the Company, and each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary share delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

Class A Ordinary Share Sold for Cash

On November 1, 2024, the Company entered into 20 subscription agreements (each, a “Subscription Agreement”, and collectively, the “Subscription Agreements”) with 20 third party and related party purchasers (each, a “Purchaser”, and collectively, the “Purchasers”), respectively. Pursuant to the Subscription Agreements the Company sold an aggregate of 5,400,000 shares of its ordinary stock at a purchase price of $1.852 per share to Purchasers. The Company received proceeds of $9,999,916. The 5,400,000 shares sold had a fair market value of $9,999,916.

Each Subscription Agreement provides that the respective Purchaser is entitled to the following: (i) the right to purchase up to the same number of the Class A Ordinary Share purchased at a per share price of $1.852, pursuant to an agreement which shall be entered into by the parties in a customary form reasonably acceptable to the parties, until the three-year anniversary of the date of the Subscription Agreement, if the market price of the Class A Ordinary Share, is not lower than $1.852 per share on the exercising date. As of the date of this report, no agreement is entered into by the parties to purchase up to the same number of the Class A Ordinary Share purchased at a per share price of $1.852. Management determined the probability of entering into an agreement by the parties to purchase up to the same number of the Class A Ordinary Share purchased at a per share price of $1.852 to be remote. (ii) in the event that the Company further issues any Class A Ordinary Share or any securities convertible into or exercisable for Class A Ordinary Share in any subsequent financing after the date of the Subscription Agreements and before the first anniversary of the Subscription Agreements, at a price per share (the “New Issuance Price Per Share”) that is lower than the price per share paid by the Purchasers under the Subscription Agreements, the Company shall issue to each Purchaser an additional number of Class A Ordinary Share such that the effective purchase price per share paid by the Purchaser shall equal to the New Issuance Price Per Share. Management determined the probability of issuance an additional number of Class A Ordinary Share to each Purchaser to be remote.

Class B Ordinary Share Sold for Cash

In January 2025, the Company sold 1,000,000 shares of its Class B Ordinary Share at a purchase price of $2.31 per share to a related party pursuant to a subscription agreement. The Company received proceeds of $2,310,000. The fair value of the Class B shares sold has been preliminarily recorded at $2.31 per share, based on a third-party valuation report dated January 7, 2025, commissioned by the Company. As of the date of this Form 6-K, the Company’s independent auditors have not completed their procedures with respect to this valuation. Accordingly, the valuation presented herein is preliminary and subject to change. Once a final valuation is available and has been reviewed, the Company will update the relevant disclosures in a subsequent filing.

NOTE 10 – EQUITY (continued)

Ordinary Shares Issued Pursuant to Related Party Debt Conversion Agreement

On January 6, 2025, the Company and five related party creditors entered into Eight agreements pursuant to which the Company settled debts in the aggregate amount of $2,209,575 by issuance of an aggregate of 1,355,568 shares of the Company’s Class A Ordinary Share. The fair market value of the Class A shares issued of $2,467,133 exceeded the total amount of the debts settled by $257,558 which was treated as a loss on settlement of payables – related parties and has been included in other income (expense) on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

Ordinary Shares Issued for Services

During the six months ended April 30, 2025, the Company issued a total of 32,000 shares of its Class A ordinary shares pursuant to its 2023 performance incentive plan for services rendered. These shares were valued at $52,160, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded share-based compensation expense of $52,160 for the six months ended April 30, 2025.

2021 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on December 3, 2021 and reserved 200,000 Class A ordinary shares for issuance thereunder. As of April 30, 2025, the Company had issued a total of 199,440 shares of Class A ordinary stock.

2023 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on July 25, 2023 and reserved 1,000,000 Class A ordinary shares for issuance thereunder. As of April 30, 2025, the Company had issued a total of 1,000,000 shares of Class A ordinary stock.

Warrants

Stock warrants activities during the six months ended April 30, 2025 were as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2024	131,000	$200.00
Granted	—	—
Expired	—	—
Outstanding at April 30, 2025	131,000	$200.00
Warrants exercisable at April 30, 2025	131,000	$200.00

Both the stock warrants outstanding and stock warrants exercisable at April 30, 2025 had no intrinsic value.

The following table summarizes the shares of the Company’s ordinary stock issuable upon exercise of warrants outstanding at April 30, 2025:

Warrants Outstanding			Warrants Exercisable
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at April 30, 2025	Contractual Life (Years)	April 30, 2025	Price
$200.00	131,000	1.11	131,000	$200.00

NOTE 10 – EQUITY (continued)

Statutory Reserve and Restricted Net Assets

The Company’s PRC subsidiary, VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Company’s board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary, VIE and VIE’s subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company’s shareholders in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company’s shareholders without the consent of a third party.

As of both April 30, 2025 and October 31, 2024, the restricted amounts as determined pursuant to PRC statutory laws totaled $316,684 and total restricted net assets amounted to $7,851,132.

Cash Transfers Between the Company, Its Subsidiaries and VIE

During the six months ended April 30, 2025, there was no cash or other assets transfer between TRX, its subsidiaries, and the VIE.

During the six months ended April 30, 2024, there was no cash or other assets transfer between TRX, its subsidiaries, and the VIE.